Related Parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Assets		R$ 57,387	R$ 35,035
Liabilities		187,036	150,570
Trade receivables (Note 5)		8,662	3,143	R$ 0
Other receivables		416	0	0
Trade payables (Note 16)		183,520	147,452	0
Related parties assets		48,309	31,892
Related parties liabilities		3,516	3,118
Sales and services provided		21,125	14,779	16,090
Purchases		(1,423,614)	(1,083,065)	(1,211,826)
Operating result - Sales/(Purchases)		(1,402,489)	(1,068,286)	1,195,736
Transactions with Joint Ventures [Member] | Refinaria De Petroleo Rigrandense S.A. [member]
Disclosure of transactions between related parties [line items]
Assets		0	0
Liabilities		9,846	29,278
Operating result - Sales/(Purchases)		(457,885)	(510,510)	(336,781)
Transactions with Joint Ventures [Member] | Latitude Logística Portuária S.A [member]
Disclosure of transactions between related parties [line items]
Assets		10,862	11,393
Liabilities		0	20
Operating result - Sales/(Purchases)		0	0	0
Transactions with Joint Ventures [Member] | Navegantes Logística Portuária S.A.
Disclosure of transactions between related parties [line items]
Assets		29,406	13,703
Liabilities		0	0
Operating result - Sales/(Purchases)		0	0	0
Transactions with Joint Ventures [Member] | Others
Disclosure of transactions between related parties [line items]
Assets		7,943	6,874
Liabilities		2,875	2,917
Operating result - Sales/(Purchases)		851	571	784
Transactions with Associates [Member] | Hidrovias do Brasil S.A.
Disclosure of transactions between related parties [line items]
Assets		416	0
Liabilities		0	0
Operating result - Sales/(Purchases)		0	0	0
Transactions with Other Related Parties [Member] | Chevron Oronite Brasil Ltda. [member]
Disclosure of transactions between related parties [line items]
Assets	[1]	0	0
Liabilities	[1]	13,434	53,466
Operating result - Sales/(Purchases)	[1]	(195,925)	(175,053)	(162,006)
Transactions with Other Related Parties [Member] | Chevron Products Company [member]
Disclosure of transactions between related parties [line items]
Assets	[1]	0	0
Liabilities	[1]	159,432	63,263
Operating result - Sales/(Purchases)	[1]	(745,812)	(370,137)	(699,154)
Transactions with Other Related Parties [Member] | Others [member]
Disclosure of transactions between related parties [line items]
Assets		8,760	3,065
Liabilities		1,449	1,626
Operating result - Sales/(Purchases)		R$ (3,718)	R$ (13,157)	R$ 1,421

[1]	Non-controlling shareholders and other related parties of Iconic.